Cover	May 07, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2026
Entity File Number	001-42404
Entity Registrant Name	Primo Brands Corporation
Entity Central Index Key	0002042694
Entity Tax Identification Number	99-3483984
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1150 Assembly Drive
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	813
Local Phone Number	544-8515
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.01 par value per share
Trading Symbol	PRMB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Other Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3001 Summer Street
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06905